Segment Information	12 Months Ended
Dec. 31, 2014
Segment Information

NOTE 19 — Segment Information

Beginning in the first quarter of 2015, we had four reportable segments: Core OTA, trivago, Egencia and eLong. The change from two reportable segments, Leisure and Egencia, resulted in our previously disclosed Leisure reportable segment being disaggregated into three segments as a result of the Company’s focus on providing additional information to reflect the unique market opportunities and competitive dynamics inherent in our eLong and trivago businesses. We have recast certain prior period amounts to conform to the realigned reportable segments.

Our Core OTA segment, which consists of the aggregation of operating segments, provides a full range of travel and advertising services to our worldwide customers through a variety of brands including: Expedia.com and Hotels.com in the United States and localized Expedia and Hotels.com websites throughout the world, Expedia Affiliate Network, Hotwire.com, Travelocity, Venere, Wotif Group, CarRentals.com, and Classic Vacations. Our trivago segment, which resulted from our acquisition of trivago GmbH on March 8, 2013, generates advertising revenue primarily from sending referrals to online travel companies and travel service providers from its hotel metasearch websites. Our Egencia segment provides managed travel services to corporate customers worldwide. Our eLong segment specializes in mobile and online travel services in China.

We determined our operating segments based on how our chief operating decision makers manage our business, make operating decisions and evaluate operating performance. Our primary operating metric is adjusted EBITDA. Adjusted EBITDA for our Core OTA and Egencia segments includes allocations of certain expenses, primarily cost of revenue and facilities, and our Core OTA segment includes the total costs of our global supply organizations as well as the realized foreign currency gains or losses related to the forward contracts hedging a component of our net merchant hotel revenue. We base the allocations primarily on transaction volumes and other usage metrics. We do not allocate certain shared expenses such as accounting, human resources, information technology and legal to our reportable segments. We include these expenses in Corporate and Eliminations. Our allocation methodology is periodically evaluated and may change.

Our segment disclosure includes intersegment revenues, which primarily consist of advertising and media services provided by our trivago segment to our Core OTA segment. These intersegment transactions are recorded by each segment at amounts that approximate fair value as if the transactions were between third parties, and therefore, impact segment performance. However, the revenue and corresponding expense are eliminated in consolidation. The elimination of such intersegment transactions is included within Corporate and Eliminations in the table below.

Corporate and Eliminations also includes unallocated corporate functions and expenses. In addition, we record amortization of intangible assets and any related impairment, as well as stock-based compensation expense, restructuring and related reorganization charges, legal reserves, occupancy tax and other, and other items excluded from segment operating performance in Corporate and Eliminations. Such amounts are detailed in our segment reconciliation below.

The following tables present our segment information for the years ended December 31, 2014, 2013 and 2012. As a significant portion of our property and equipment is not allocated to our operating segments and depreciation is not included in our segment measure, we do not report the assets by segment as it would not be meaningful. We do not regularly provide such information to our chief operating decision makers.

	Year ended December 31, 2014
	Core OTA	trivago	Egencia	eLong	Corporate & Eliminations	Total
	(In thousands)
Third-party revenue	$4,905,150	$280,555	$399,704	$178,076	$—	$5,763,485
Intersegment revenue	—	132,964	—	—	(132,964)	—

Revenue	$4,905,150	$413,519	$399,704	$178,076	$(132,964)	$5,763,485

Adjusted EBITDA	$1,387,386	$3,917	$60,933	$(26,660)	$(400,788)	$1,024,788
Depreciation	(139,509)	(1,360)	(20,032)	(6,710)	(98,206)	(265,817)
Amortization of intangible assets	—	—	—	—	(79,615)	(79,615)
Stock-based compensation	—	—	—	—	(85,011)	(85,011)
Legal reserves, occupancy tax and other	—	—	—	—	(41,539)	(41,539)
Restructuring and related reorganization charges	—	—	—	—	(25,630)	(25,630)
Realized gain on revenue hedges	(9,412)	—	—	—	—	(9,412)

Operating income (loss)	$1,238,465	$2,557	$40,901	$(33,370)	$(730,789)	517,764

Other expense, net						(53,123)

Income before income taxes						464,641
Provision for income taxes						(91,691)

Net income						372,950
Net loss attributable to noncontrolling interests						25,147

Net income attributable to Expedia, Inc.						$398,097

	Year ended December 31, 2013
	Core OTA	trivago	Egencia	eLong	Corporate & Eliminations	Total
	(In thousands)
Third-party revenue	$4,069,284	$173,039	$364,923	$164,013	$—	$4,771,259
Intersegment revenue	—	42,755	—	—	(42,755)	—

Revenue	$4,069,284	$215,794	$364,923	$164,013	$(42,755)	$4,771,259

Adjusted EBITDA	$1,171,863	$18,450	$59,801	$(11,991)	$(359,400)	$878,723
Depreciation	(108,459)	(570)	(15,797)	(5,442)	(81,476)	(211,744)
Amortization of intangible assets	—	—	—	—	(71,731)	(71,731)
Stock-based compensation	—	—	—	—	(130,173)	(130,173)
Acquisition-related and other	—	—	—	—	(9,829)	(9,829)
Legal reserves, occupancy tax and other	—	—	—	—	(77,919)	(77,919)
Realized gain on revenue hedges	(11,267)	—	—	—	—	(11,267)

Operating income (loss)	$1,052,137	$17,880	$44,004	$(17,433)	$(730,528)	366,060

Other expense, net						(65,367)

Income before income taxes						300,693
Provision for income taxes						(84,335)

Net income						216,358
Net loss attributable to noncontrolling interests						16,492

Net income attributable to Expedia, Inc.						$232,850

	Year ended December 31, 2012
	Core OTA	trivago	Egencia	eLong	Corporate & Eliminations	Total
	(In thousands)
Third-party revenue	$3,620,976	$—	$291,392	$117,979	$—	$4,030,347
Intersegment revenue	—	—	—	—	—	—

Revenue	$3,620,976	$—	$291,392	$117,979	$—	$4,030,347

Adjusted EBITDA	$1,068,472	$—	$53,709	$(1,487)	$(317,819)	$802,875
Depreciation	(77,263)	—	(12,533)	(4,270)	(70,181)	(164,247)
Amortization of intangible assets	—	—	—	—	(31,705)	(31,705)
Stock-based compensation	—	—	—	—	(64,596)	(64,596)
Legal reserves, occupancy tax and other	—	—	—	—	(117,025)	(117,025)
Realized loss on revenue hedges	6,422	—	—	—	—	6,422

Operating income (loss)	$997,631	$—	$41,176	$(5,757)	$(601,326)	431,724

Other expense, net						(81,667)

Income from continuing operations before income taxes						350,057
Provision for income taxes						(47,078)

Income from continuing operations						302,979
Discontinued operations, net of taxes						(22,539)

Net income						280,440
Net income attributable to noncontrolling interests						(269)

Net income attributable to Expedia, Inc.						$280,171

Geographic Information

The following table presents revenue by geographic area, the United States and all other countries, based on the geographic location of our websites or points of sale for the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31,
	2014	2013	2012
	(In thousands)
Revenue
United States	$3,046,520	$2,510,162	$2,226,856
All other countries	2,716,965	2,261,097	1,803,491

	$5,763,485	$4,771,259	$4,030,347

The following table presents property and equipment, net for the United States and all other countries, as of December 31, 2014 and 2013:

	As of December 31,
	2014	2013
	(In thousands)
Property and equipment, net
United States	$446,044	$398,384
All other countries	107,082	82,318

	$553,126	$480,702